CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 26,819		$ 17,426			$ 129,498
Marketable investment securities	31					149,740
Trade accounts receivable, net of allowance for credit losses and allowance for doubtful accounts of $41,188 and $19,280, respectively	514,086		568,679			623,602
Inventory	301,408		321,983			290,697
Other current assets	179,818		164,767			234,054
Total current assets	1,022,162		1,072,855			1,427,591
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	61,349		61,067			67,597
Property and equipment, net	1,661,928		1,751,573			1,377,949
FCC authorizations	611,794		611,794			637,346
Other investment securities	96,886		106,874			108,308
Operating lease assets	471,987		553,576
Other noncurrent assets, net	230,230		228,820			286,753
Total noncurrent assets	3,134,174		3,313,704			2,477,953
Total assets	4,156,336		4,386,559			3,905,544
Current Liabilities:
Trade accounts payable	338,109		266,417			217,268
Advances from affiliates			82,415
Deferred revenue and other	652,866		674,079			644,920
Accrued programming	1,683,468		1,308,531			1,474,207
Accrued interest	180,248		189,039			222,996
Other accrued expenses	893,149		918,333			756,534
Current portion of long-term debt and finance lease obligations	2,053,291		1,151,108			1,338,527
Total current liabilities	5,801,131		4,589,922			4,654,452
Long-Term Obligations, Net of Current Portion:
Long-term debt and finance lease obligations, net of current portion	7,647,933		9,671,255			10,632,960
Deferred tax liabilities	521,433		501,857			461,452
Operating lease liabilities	267,154		350,155
Long-term deferred revenue and other long-term liabilities	224,210		207,992			198,840
Total long-term obligations, net of current portion	8,660,730		10,731,259			11,293,252
Total liabilities	14,461,861		15,321,181			15,947,704
Commitments and Contingencies (Note 9)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,443,022		1,432,736			1,152,369
Accumulated other comprehensive income (loss)	(771)		(449)			(376)
Accumulated earnings (deficit)	(11,747,776)		(12,366,909)			(13,194,440)
Total stockholder's equity (deficit)	(10,305,525)	$ (10,683,879)	(10,934,622)	$ (11,388,977)	$ (11,853,360)	(12,042,160)	$ (13,046,663)	$ (13,792,150)
Total liabilities and stockholder's equity (deficit)	$ 4,156,336		$ 4,386,559			$ 3,905,544